Principal Components of Deferred Income Tax Asset and Liabilities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accrued expenses	$ 4,409,145	$ 1,534,183
Tax loss carry forward	904,927	619,395
Unrealized other income	509,152	454,370
Others	219,705	544
Gross deferred tax assets	6,042,929	2,608,492
Valuation allowance	0	0
Net deferred tax assets	6,042,929	2,608,492
Current	3,780,440	1,113,723
Non-current	2,262,489	1,494,769
Deferred tax liabilities:
Unrealized investment income	258,386	329,660
Total deferred tax liabilities	258,386	329,660
Current	258,386	329,660
Non-current	$ 0	$ 0